Business segment information	12 Months Ended
Mar. 31, 2021
Business segment information
31. Business segment information
The MHFG Group consists of the following five
in-house
companies which are categorized based on a customer segment: the Retail & Business Banking Company, the Corporate & Institutional Company, the Global Corporate Company, the Global Markets Company, and the Asset Management Company. These customer segments are regarded as operating segments and constitute reportable segments.
The services that each
in-house
company is in charge of are as follows.
Retail & Business Banking Company
This company provides financial services for individual customers, small and medium-sized
enterprises and middle market firms in Japan.
Corporate & Institutional Company
This company provides financial services for large corporations, financial institutions and public corporations in Japan.
Global Corporate Company
This company provides financial services for Japanese overseas affiliated corporate customers and non-Japanese
corporate customers.
Global Markets Company
This company invests in financial products with market risk, such as interest rate risk, equity risk, and credit risk.
Asset Management Company
This company develops financial products and provides financial services that match the asset management needs of its wide range of customers from individuals to institutional investors.
The reportable segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s operating segments. Management measures the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. In addition, the format and information are presented primarily on the basis of Japanese GAAP.

Therefore,

they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of all business segments’ “Net business profits (losses) + Net gains (losses) related to ETFs and others” with income before income tax expense under U.S. GAAP, and the total amount of all business segments’ “Fixed assets” with the total amount of Premises and equipment-net,
Goodwill, Intangible assets, and
right-of-use
assets related to operating leases included in Other assets reported under U.S. GAAP. “Fixed assets” pertaining to MHBK, MHTB, and MHSC have been allocated to each segment.

	MHFG (Consolidated)
2019 (1)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (6)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (2)	708.2	469.0	398.6	191.7	54.1	6.1	1,827.7
General and administrative expenses (3)	717.0	205.4	234.1	201.0	31.4	51.7	1,440.6
Equity in earnings (losses) of equity method investees—net	18.1	0.9	5.8	—	1.3	25.1	51.2
Amortization of goodwill and others	2.8	0.1	0.4	1.1	8.0	1.2	13.6
Others	—	—	—	—	—	(16.3)	(16.3)

Net business profits (losses) (4) + Net gains (losses) related to ETFs and others	6.5	264.4	169.9	(10.4)	16.0	(38.0)	408.4

Fixed assets (5)	515.7	219.0	164.9	93.4	0.1	664.1	1,657.2

	MHFG (Consolidated)
2020 (1)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (6)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (2)	676.4	459.5	410.9	411.5	52.9	61.6	2,072.8
General and administrative expenses (3)	673.2	215.7	245.3	202.6	33.1	41.6	1,411.5
Equity in earnings (losses) of equity method investees—net	11.7	2.0	10.4	—	1.3	5.0	30.4
Amortization of goodwill and others	2.7	0.1	0.4	1.1	7.8	1.1	13.2
Others	—	—	—	—	—	(5.9)	(5.9)

Net business profits (losses) (4) + Net gains (losses) related to ETFs and others	12.2	245.7	175.6	207.8	13.3	18.0	672.6

Fixed assets (5)	520.1	197.3	161.0	92.3	0.1	769.0	1,739.8

	MHFG (Consolidated)
2021 (1)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (6)	Total
	(in billions of yen)
Gross profits + Net gains (losses) related to ETFs and others (2)	679.9	491.9	450.6	487.2	50.4	40.8	2,200.8
General and administrative expenses (3)	640.6	209.6	251.1	218.2	32.9	56.3	1,408.7
Equity in earnings (losses) of equity method investees—net	5.5	3.9	10.9	—	1.1	(1.5)	19.9
Amortization of goodwill and others	2.3	0.1	0.4	0.8	7.6	1.0	12.2
Others	—	—	—	—	—	—	—

Net business profits (losses) (4) + Net gains (losses) related to ETFs and others	42.5	286.1	210.0	268.2	11.0	(18.0)	799.8

Fixed assets (5)	547.0	185.1	162.1	93.9	0.1	767.5	1,755.7

Notes:
(1)
Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.

(2)
“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB on their non-consolidated
basis and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the fiscal years ended March 31, 2019, 2020 and 2021, net gains (losses) related to ETFs and others amounted to ¥15.0 billion, ¥10.6 billion and ¥2.0 billion, respectively, of which ¥7.3 billion, ¥7.3 billion and ¥(1.3) billion are included in “Global Markets Company,” respectively.

(3)	“General and administrative expenses” excludes non-allocated gains (losses), net.
(4)
Net business profits (losses) is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (as defined above) less general and administrative expenses (excluding non-allocated
gains (losses), net) plus equity in earnings (losses) of equity method investees—net and others. Measurement of net business profits (losses) is required for regulatory reporting to the Financial Services Agency of Japan.

(5)
“Fixed assets” is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts: Premises and equipment-net;
Goodwill; Intangible assets; and
right-of-use
assets related to operating leases included in Other assets. The above table does not include other asset amounts because “Fixed assets” is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. “Others” in “Fixed assets” includes assets of headquarters that have not been allocated to each segment, “Fixed assets” pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain “Fixed assets” expenses have been allocated to each segment using reasonable allocation criteria.

(6)	“Others” includes the following items:
•	profits and expenses pertaining to consolidated subsidiaries that are not subject to allocation;
•	consolidating adjustments, including elimination of internal transaction between each segment;

•	equity in earnings (losses) of equity method investees-net that are not subject to allocation; and
•	profits and losses pertaining to derivative transactions that reflect the counterparty risk of the individual parties and other factors in determining fair market value.
Reconciliation
As explained above, the measurement bases of the

internal management

reporting systems and the income

and expenses items included are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segment’s information, other than net business profits (losses), to the corresponding items in the accompanying consolidated statements of income.

A reconciliation of “Net business profits (losses) + Net gains (losses) related to ETFs and others” for the fiscal years ended March 31, 2019, 2020 and 2021 presented above to income before income tax expense shown on the consolidated statements of income and a reconciliation of “Fixed assets” at March 31, 2020 and 2021 to the total amount of Premises and equipment-net,
Goodwill, Intangible assets, and
right-of-use
assets related to operating leases included in Other assets are as follows:

	2019	2020	2021
	(in billions of yen)
Net business profits (losses) + Net gains (losses) related to ETFs and others	408.4	672.6	799.8

Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net	23.3	46.3	6.3
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(30.7)	(183.3)	(209.9)
Gains on reversal of reserves for possible losses on loans, and others	11.2	11.6	4.9
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	259.9	126.6	10.1
Net extraordinary gains (losses)	(497.9)	(19.2)	115.9
Others	(57.9)	(35.9)	(74.9)

Income before income tax expense under Japanese GAAP	116.3	618.7	652.2
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	45.3	111.2	(86.4)
Investments	(273.3)	(480.9)	523.5
Loans	(11.9)	(3.0)	(16.9)
Allowances for credit losses (1)	(5.8)	0.7	83.3
Premises and equipment	303.6	(96.1)	(56.5)
Land revaluation	10.2	2.1	6.4
Business combinations	(12.8)	6.0	(1.0)
Pension liabilities	(32.2)	(56.7)	(153.2)
Consolidation of variable interest entities	(39.0)	39.3	104.6
Foreign currency translation	1.7	17.3	(31.5)
Others	(17.0)	(5.1)	4.3

Income before income tax expense under U.S. GAAP	85.1	153.5	1,028.8

	2019	2020	2021
	(in billions of yen)
Fixed assets	1,657.2	1,739.8	1,755.7

U.S. GAAP adjustments (2)	413.1	887.2	816.1

Premises and equipment-net, Goodwill, Intangible assets, and right-of-use assets related to operating leases included in Other assets	2,070.3	2,627.0	2,571.8

Notes:
(1)
The MHFG Group adopted ASU
No.2016-13,
2019-04,
2019-05,
and
2019-11
on April 1, 2020. Allowances for credit losses for the fiscal year ended March 31, 2021 substitute allowances for loan losses and off-balance-sheet
instruments for the fiscal years ended March 31, 2019 and 2020. See Note 2 “Issued accounting pronouncements” for further details.

(2)
The U.S. GAAP adjustments are primarily comprised of GAAP differences mainly from right-of-use
assets related to operating leases not recognized under Japanese GAAP; internally developed software, which was impaired under Japanese GAAP; land, which was revalued under Japanese GAAP; and the consolidation of certain variable interest entities, which are not consolidated under Japanese GAAP
.